Preferred Stock (Details) - $ / shares		9 Months Ended
	Jul. 24, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Series A Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Voting rights, description		1:25 voting rights
Preferred stock, shares issued		5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding		5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Voting rights, description		Each share of Series B Preferred Stock has a 1:100 voting right and is convertible into 100 shares of common stock
Preferred stock, shares issued		500,000	500,000	500,000
Preferred stock, share outstanding		500,000
Preferred stock, shares outstanding			500,000
Series C Preferred Stock [Member]
Preferred Stock (Details) [Line Items]
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001	$ 0.001
Voting rights, description	one class with voting rights equal to eighty one percent (81%) of all the issued and outstanding shares of common stock of the Company
Preferred stock, shares issued		2,000,000	0
Percentage of issued and outstanding share	81.00%
Converted shares	300
Preferred stock, shares outstanding		2,000,000	0